Inventory	12 Months Ended
Dec. 31, 2019
Disclosure of inventories [text block] [Abstract]
Disclosure of inventories [text block]

NOTE 8 - INVENTORY:

Composed as follows:

	December 31
	2019	2018
	USD in thousands
Current assets:
Raw materials and supplies	24	38
Work in progress	316	43
Finished goods	584	24
Provision for impairment	(24)	(24)
	900	81

Non-current assets:
Raw materials and supplies	589	589
Finished goods	12	12
Provision for impairment of raw materials and supplies	(601)	(601)
	-	-